Goodwill - Summary (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
Excess of recoverable value over carrying value per CGU (as a percent)	43.00%
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to cash flow projections (as a percent)	13.50%	13.60%
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to cash flow projections (as a percent)	15.30%	16.00%
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	$ 45,269,000	$ 44,537,000
Business acquisition	0	732,000
Closing balance	$ 45,269,000	$ 45,269,000